TYCO INTERNATIONAL FINANCE S.A. (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Income Statements, Captions [Line Items]
Net sales	$ 20,837	$ 17,100	$ 16,717
Cost of Goods and Services Sold	15,183	12,569	12,405
Gross Profit	5,654	4,531	4,312
Selling, General and Administrative Expense	(4,190)	(3,191)	(2,994)
Restructuring and impairment costs	(288)	(215)	(165)
Net Financing Charges	(289)	(274)	(226)
Equity income	174	80	110
Intercompany interest and fees	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,061	931	1,037
Income tax provision	197	71	93
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	864	860	944
Income (loss) from discontinued operations, net of tax (Note 4)	(1,516)	819	399
Net income (loss)	(652)	1,679	1,343
Income from continuing operations attributable to noncontrolling interests	132	46	38
Income from discontinued operations attributable to noncontrolling interests	84	70	90
Net Income (Loss) Attributable to Parent	(868)	$ 1,563	$ 1,215
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of Goods and Services Sold	0
Gross Profit	0
Selling, General and Administrative Expense	0
Restructuring and impairment costs	0
Net Financing Charges	0
Equity income	2,734
Intercompany interest and fees	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	2,734
Income tax provision	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,734
Income (loss) from discontinued operations, net of tax (Note 4)	0
Net income (loss)	2,734
Income from continuing operations attributable to noncontrolling interests	0
Income from discontinued operations attributable to noncontrolling interests	0
Net Income (Loss) Attributable to Parent	2,734
Tyco Fire & Security Finance SCA
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of Goods and Services Sold	0
Gross Profit	0
Selling, General and Administrative Expense	(2)
Restructuring and impairment costs	0
Net Financing Charges	0
Equity income	(1,527)
Intercompany interest and fees	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(1,529)
Income tax provision	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(1,529)
Income (loss) from discontinued operations, net of tax (Note 4)	0
Net income (loss)	(1,529)
Income from continuing operations attributable to noncontrolling interests	0
Income from discontinued operations attributable to noncontrolling interests	0
Net Income (Loss) Attributable to Parent	(1,529)
Johnson Controls International plc
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of Goods and Services Sold	0
Gross Profit	0
Selling, General and Administrative Expense	(2)
Restructuring and impairment costs	0
Net Financing Charges	0
Equity income	(894)
Intercompany interest and fees	28
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(868)
Income tax provision	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(868)
Income (loss) from discontinued operations, net of tax (Note 4)	0
Net income (loss)	(868)
Income from continuing operations attributable to noncontrolling interests	0
Income from discontinued operations attributable to noncontrolling interests	0
Net Income (Loss) Attributable to Parent	(868)
Other Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales	20,837
Cost of Goods and Services Sold	15,183
Gross Profit	5,654
Selling, General and Administrative Expense	(4,185)
Restructuring and impairment costs	(288)
Net Financing Charges	(283)
Equity income	174
Intercompany interest and fees	(35)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,037
Income tax provision	197
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	840
Income (loss) from discontinued operations, net of tax (Note 4)	(1,516)
Net income (loss)	(676)
Income from continuing operations attributable to noncontrolling interests	132
Income from discontinued operations attributable to noncontrolling interests	84
Net Income (Loss) Attributable to Parent	(892)
Tyco International Finance S.A.
Condensed Income Statements, Captions [Line Items]
Net sales	0
Cost of Goods and Services Sold	0
Gross Profit	0
Selling, General and Administrative Expense	(1)
Restructuring and impairment costs	0
Net Financing Charges	(6)
Equity income	(313)
Intercompany interest and fees	7
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(313)
Income tax provision	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(313)
Income (loss) from discontinued operations, net of tax (Note 4)	0
Net income (loss)	(313)
Income from continuing operations attributable to noncontrolling interests	0
Income from discontinued operations attributable to noncontrolling interests	0
Net Income (Loss) Attributable to Parent	$ (313)